Summary of Borrowed Funds (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Borrowed Funds [Line Items]
Borrowed Funds, Principal	$ 3,796,112	$ 2,705,652	$ 2,255,486
Borrowed funds, Weighted Average Rate		2.18%	2.81%
Federal Home Loan Bank Borrowings [Member]
Summary Of Borrowed Funds [Line Items]
Borrowed Funds, Principal		55,000	110,000
Borrowed funds, Weighted Average Rate		3.94%	3.77%
Other Brokers [Member]
Summary Of Borrowed Funds [Line Items]
Borrowed Funds, Principal		0	140,000
Borrowed funds, Weighted Average Rate		0.00%	4.00%
Repurchase Agreements [Member]
Summary Of Borrowed Funds [Line Items]
Borrowed Funds, Principal		55,000	250,000
Borrowed funds, Weighted Average Rate		3.94%	3.90%
Federal Home Loan Bank Advances [Member]
Summary Of Borrowed Funds [Line Items]
Borrowed Funds, Principal		2,645,500	2,005,486
Borrowed funds, Weighted Average Rate		2.14%	2.68%
Other Borrowed Funds [Member]
Summary Of Borrowed Funds [Line Items]
Borrowed Funds, Principal		5,152	0
Borrowed funds, Weighted Average Rate		1.92%	0.00%
Total Other Borrowed Funds [Member]
Summary Of Borrowed Funds [Line Items]
Borrowed Funds, Principal		$ 2,650,652	$ 2,005,486
Borrowed funds, Weighted Average Rate		2.14%	2.68%